Portfolio of Investments
Columbia Select Global Equity Fund, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Australia 1.0%
CSL Ltd.	25,947	5,336,485
Brazil 0.4%
IRB Brasil Resseguros SA	204,527	2,113,754
Denmark 2.4%
Novo Nordisk A/S, Class B	206,620	12,577,309
France 4.4%
LVMH Moet Hennessy Louis Vuitton SE	24,639	10,729,598
Pernod Ricard SA	72,342	12,525,077
Total		23,254,675
Germany 1.4%
Adidas AG	24,041	7,599,704
Hong Kong 1.9%
AIA Group Ltd.	1,013,400	10,041,728
India 5.2%
HDFC Bank Ltd.	855,149	14,647,997
Kotak Mahindra Bank Ltd.	536,916	12,702,813
Total		27,350,810
Indonesia 0.5%
PT Bank Central Asia Tbk	1,105,000	2,611,139
Ireland 1.9%
Ingersoll-Rand PLC	76,279	10,162,651
Japan 4.4%
Hoya Corp.	113,100	10,824,283
Keyence Corp.	37,400	12,572,273
Total		23,396,556
South Korea 1.5%
Samsung Electronics Co., Ltd.	165,461	7,666,308
Taiwan 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	624,000	6,436,068
United Kingdom 7.3%
Aon PLC	24,521	5,400,750
InterContinental Hotels Group PLC	77,752	4,789,215
Linde PLC	19,898	4,052,788
Prudential PLC	295,160	5,248,059
Common Stocks (continued)
Issuer	Shares	Value ($)
RELX PLC	719,897	19,056,358
Total		38,547,170
United States 64.2%
Abbott Laboratories	113,947	9,929,342
Activision Blizzard, Inc.	101,302	5,924,141
Adobe, Inc.(a)	75,577	26,538,108
Alphabet, Inc., Class A(a)	18,522	26,537,951
Amazon.com, Inc.(a)	11,582	23,264,995
Automatic Data Processing, Inc.	51,468	8,821,101
Baxter International, Inc.	111,114	9,913,591
Becton Dickinson and Co.	43,175	11,880,896
Boston Scientific Corp.(a)	331,828	13,893,638
CME Group, Inc.	52,197	11,332,491
Comcast Corp., Class A	182,599	7,886,451
Estee Lauder Companies, Inc. (The), Class A	41,875	8,172,325
Fidelity National Information Services, Inc.	95,086	13,660,055
Intuit, Inc.	19,655	5,510,869
Lam Research Corp.	21,329	6,360,521
MasterCard, Inc., Class A	91,806	29,005,188
Microsoft Corp.	230,894	39,305,086
NVIDIA Corp.	24,419	5,773,384
S&P Global, Inc.	60,459	17,758,622
Stryker Corp.	24,033	5,063,753
Thermo Fisher Scientific, Inc.	56,143	17,583,426
TransUnion	130,265	11,945,300
UnitedHealth Group, Inc.	45,238	12,325,093
Visa, Inc., Class A	52,296	10,405,335
Total		338,791,662
Total Common Stocks (Cost $348,528,090)		515,886,019

Columbia Select Global Equity Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Select Global Equity Fund, January 31, 2020 (Unaudited)
Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.648%(b),(c)	12,969,839	12,969,839
Total Money Market Funds (Cost $12,969,062)		12,969,839
Total Investments in Securities (Cost $361,497,152)		528,855,858
Other Assets & Liabilities, Net		(643,592)
Net Assets		$528,212,266
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.648%
	7,518,472	35,462,530	(30,011,163)	12,969,839	425	777	42,066	12,969,839
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select Global Equity Fund | Quarterly Report 2020